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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2012

Check here if Amendment [ ];  Amendment Number:______________

        This Amendment (Check only one.):     [ ] is a restatement.
                                              [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:        GLENHILL ADVISORS, LLC

Address:     600 Fifth Avenue, 11th FLOOR
             NEW YORK, NEW YORK 10020

Form 13F File Number: 028-10461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:        Glenn J. Krevlin

Title:       Managing Member

Phone:       (646) 432-0600

SIGNATURE, PLACE, AND DATE OF SIGNING:

     /s/ GLENN J. KREVLIN          New York, New York          May 15, 2012
  -------------------------     ------------------------     ----------------
          [Signature]                [City, State]                [Date]

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:

Number of Other Included Managers:                   3

Form 13F Information Table Entry Total:             87

Form 13F Information Table Value Total:           452,727
                                                (thousands)

                        LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

           Form 13F
No.        File Number      Name

01         028- 10911       Glenhill Capital Management, LLC

02         028- 10962       Glenhill Capital Overseas GP, Ltd.

03         028- 14598       Glenhill Capital Advisors, LLC


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FORM 13F INFORMATION TABLE

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
COLUMN 1                           COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
--------                         ------------ ----------- -------- ------------------ -------------- -------- ---------------------
                                   TITLE OF                VALUE   SHARES OR SH/ PUT/   INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP    (X$1000)  PRN AMT  PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
-----------------------------    ------------ ----------- -------- --------- --- ---- -------------- -------- ------ --------- ----
Abercrombie & Fitch Co-Cl A      CL A         002896 20 7     248      5,000 SH       Shared-Defined   01, 03 Sole
Adobe Systems Inc                COM          00724F 10 1     564     16,438 SH       Shared-Defined   01, 03 Sole
Adobe Systems Inc                COM          00724F 10 1  10,835    315,791 SH       Shared-Defined   02, 03 Sole
Aon PLC                          COM          037389 10 3   1,130     23,031 SH       Shared-Defined   01, 03 Sole
Aon PLC                          COM          037389 10 3  25,314    515,986 SH       Shared-Defined   02, 03 Sole
April 12 Puts on EL US           PUT          518439 95 4      20      1,300 SH  Put  Shared-Defined   02, 03 Sole
August 12 Calls on SEE US        CALL         81211K 90 0   1,075     11,000 SH  Call Shared-Defined   02, 03 Sole
CareFusion Corp                  COM          14170T 10 1     241      9,300 SH       Shared-Defined   01, 03 Sole
Casual Male Retail Group Inc     COM          148711 30 2   5,068  1,506,541 SH       Shared-Defined   01, 03 Sole
Casual Male Retail Group Inc     COM          148711 30 2  10,740  3,196,377 SH       Shared-Defined   02, 03 Sole
CBRE Group Inc - A               CL A         12504L 10 9     345     17,297 SH       Shared-Defined   01, 03 Sole
CBRE Group Inc - A               CL A         12504L 10 9   4,196    210,202 SH       Shared-Defined   02, 03 Sole
Charming Shoppes                 COM          161133 10 3     487     82,500 SH       Shared-Defined   01, 03 Sole
Charter Communication-A          CL A         16117M 30 5     657     10,361 SH       Shared-Defined   01, 03 Sole
Charter Communication-A          CL A         16117M 30 5  11,686    184,172 SH       Shared-Defined   02, 03 Sole
China Pharma Holdings Inc        COM          16941T 10 4     136    200,000 SH       Shared-Defined   01, 03 Sole
China Yida Holdings Co           COM          16945D 20 4     361    240,519 SH       Shared-Defined   01, 03 Sole
Covanta Holding Corp             COM          22282E 10 2   3,696    227,728 SH       Shared-Defined   01, 03 Sole
Covanta Holding Corp             COM          22282E 10 2  19,771  1,218,180 SH       Shared-Defined   02, 03 Sole
CSX Corp                         COM          126408 10 3     758     35,200 SH       Shared-Defined   01, 03 Sole
CSX Corp                         COM          126408 10 3  18,292    850,000 SH       Shared-Defined   02, 03 Sole
Devon Energy Corporation         COM          25179M 10 3     320      4,500 SH       Shared-Defined   01, 03 Sole
Dover Saddlery Inc               COM          260412 10 1   4,062    918,983 SH       Shared-Defined   02, 03 Sole
eBay Inc                         COM          278642 10 3   2,594     70,293 SH       Shared-Defined   01, 03 Sole
eBay Inc                         COM          278642 10 3  20,039    543,073 SH       Shared-Defined   02, 03 Sole
EMC Corporation                  COM          268648 10 2     926     31,000 SH       Shared-Defined   01, 03 Sole
EMC Corporation                  COM          268648 10 2  22,709    760,000 SH       Shared-Defined   02, 03 Sole
Flow Intl Corp                   COM          343468 10 4   1,715    426,673 SH       Shared-Defined   01, 03 Sole
G-III Apparel Group Ltd          COM          36237H 10 1   1,421     50,000 SH       Shared-Defined   01, 03 Sole
Gildan Activewear Inc            COM          375916 10 3  23,418    850,000 SH       Shared-Defined   02, 03 Sole
Harvest Natural Resources Inc    COM          41754V 10 3     850    120,000 SH       Shared-Defined   01, 03 Sole
Harvest Natural Resources Inc    COM          41754V 10 3   1,768    249,730 SH       Shared-Defined   02, 03 Sole
Ingersoll-Rand Plc               SHS          G47791 10 1     686     16,600 SH       Shared-Defined   01, 03 Sole
Ingersoll-Rand Plc               SHS          G47791 10 1   8,642    209,000 SH       Shared-Defined   02, 03 Sole
Jack In The Box Inc              COM          466367 10 9     719     30,000 SH       Shared-Defined   01, 03 Sole
Jack In The Box Inc              COM          466367 10 9  24,814  1,035,206 SH       Shared-Defined   02, 03 Sole
Joy Global Inc                   COM          481165 10 8     225      3,061 SH       Shared-Defined   01, 03 Sole
Joy Global Inc                   COM          481165 10 8   7,500    102,039 SH       Shared-Defined   02, 03 Sole
JPMorgan Chase & Co              COM          46625H 10 0     566     12,300 SH       Shared-Defined   01, 03 Sole
July 12 Calls on PBY US          CALL         713278 90 9     110     22,000 SH  Call Shared-Defined   02, 03 Sole
July 12 Calls on TGT US          CALL         87612E 90 6   3,465      5,456 SH  Call Shared-Defined   02, 03 Sole
July 12 Puts on LEAP US          PUT          521863 95 8     306      2,250 SH  Put  Shared-Defined   02, 03 Sole
June 12 Calls on HNR US          CALL         41754V 90 3      88      2,500 SH  Call Shared-Defined   02, 03 Sole
June 12 Calls on MHS US          CALL         58405U 90 2      75        140 SH  Call Shared-Defined   01, 03 Sole
June 12 Calls on MHS US          CALL         58405U 90 2   1,611      3,000 SH  Call Shared-Defined   02, 03 Sole
June 12 Puts on LO US            PUT          544147 95 1      86      1,000 SH  Put  Shared-Defined   02, 03 Sole
Kohls Corp                       COM          500255 10 4   1,036     20,704 SH       Shared-Defined   01, 03 Sole
Lionbridge Technologies Inc      COM          536252 10 9   1,922    708,654 SH       Shared-Defined   01, 03 Sole
Lionbridge Technologies Inc      COM          536252 10 9  13,722  4,764,557 SH       Shared-Defined   02, 03 Sole
Liz Claiborne Inc                COM          539320 10 1   1,074     80,366 SH       Shared-Defined   01, 03 Sole
Liz Claiborne Inc                COM          539320 10 1  23,108  1,729,626 SH       Shared-Defined   02, 03 Sole
LJ International Inc             ORD          G55312 10 5     406    175,000 SH       Shared-Defined   01, 03 Sole
May 12 Puts on HD US             PUT          437076 95 2      25      2,500 SH  Put  Shared-Defined   02, 03 Sole
The Men's Wearhouse, Inc.        COM          587118 10 0     613     15,800 SH       Shared-Defined   01, 03 Sole
The Men's Wearhouse, Inc.        COM          587118 10 0  17,350    447,500 SH       Shared-Defined   02, 03 Sole
Meritor Inc                      COM          59001K 10 0   2,579    319,600 SH       Shared-Defined   01, 03 Sole
Monsanto Co                      COM          61166W 10 1   1,088     14,010 SH       Shared-Defined   01, 03 Sole
Monsanto Co                      COM          61166W 10 1  22,865    286,674 SH       Shared-Defined   02, 03 Sole
News Corp-Cl A                   CL A         65248E 10 4     644     32,660 SH       Shared-Defined   01, 03 Sole
News Corp-Cl A                   CL A         65248E 10 4  17,239    874,641 SH       Shared-Defined   02, 03 Sole
Nice Systems Ltd-Spons Adr       SPONSORED
                                 ADR          653656 10 8   9,066    230,686 SH       Shared-Defined   02, 03 Sole
October 12 Calls on KSS US       CALL         500255 90 4   1,750      5,000 SH  Call Shared-Defined   02, 03 Sole
October 12 Calls on PKG US       CALL         695156 90 9     450      2,500 SH  Call Shared-Defined   02, 03 Sole
October 12 Calls on TEL US       CALL         H84989 90 4   1,008      4,650 SH  Call Shared-Defined   02, 03 Sole
Packaging Corp of America        COM          695156 10 9     252      8,500 SH       Shared-Defined   01, 03 Sole
Packaging Corp of America        COM          695156 10 9   3,075    103,907 SH       Shared-Defined   02, 03 Sole
QKL Stores Inc                   COM          74732Y 10 5     100    126,840 SH       Shared-Defined   01, 03 Sole
Ralcorp Holdings Inc             COM          751028 10 1     389      5,244 SH       Shared-Defined   01, 03 Sole
Retail Opp Invest Corp-Cw14      *W EXP
                                 10/23/2014   76131N 11 9   2,725  2,600,000 SH       Shared-Defined   02, 03 Sole
Retail Opportunity Investments
Corp                             COM          76131N 10 1     753     62,500 SH       Shared-Defined   01, 03 Sole
Retail Opportunity Investments
Corp                             COM          76131N 10 1  22,900  1,901,960 SH       Shared-Defined   02, 03 Sole
Sapient Corporation              COM          803062 10 8   1,846    146,742 SH       Shared-Defined   01, 03 Sole
Sapient Corporation              COM          803062 10 8  11,628    933,975 SH       Shared-Defined   02, 03 Sole
Sealed Air Corp                  COM          81211K 10 0   2,770    143,450 SH       Shared-Defined   01, 03 Sole
September 12 Calls on IR US      CALL         G47791 90 1   2,231      4,250 SH  Call Shared-Defined   02, 03 Sole
Sonic Corp                       COM          835451 10 5     422     55,000 SH       Shared-Defined   01, 03 Sole
Spirit Aerosystems Hold-Cl A     COM CL A     848574 10 9     287     11,735 SH       Shared-Defined   01, 03 Sole
Spirit Aerosystems Hold-Cl A     COM CL A     848574 10 9   1,463     59,805 SH       Shared-Defined   02, 03 Sole
Starwood Property Trust Inc      COM          85571B 10 5   2,555    131,793 SH       Shared-Defined   01, 03 Sole
Starwood Property Trust Inc      COM          85571B 10 5  23,864  1,135,300 SH       Shared-Defined   02, 03 Sole
Target Corp                      COM          87612E 10 6     956     16,399 SH       Shared-Defined   01, 03 Sole
TE Connectivity Ltd              REG SHS      H84989 10 4     682     18,830 SH       Shared-Defined   01, 03 Sole
Verint Systems Inc               COM          92343X 10 0     151      4,658 SH       Shared-Defined   01, 03 Sole
Verint Systems Inc               COM          92343X 10 0   5,193    160,342 SH       Shared-Defined   02, 03 Sole
Wolverine World Wide Inc         COM          978097 10 3     465     12,500 SH       Shared-Defined   01, 03 Sole
Wolverine World Wide Inc         COM          978097 10 3   7,436    200,000 SH       Shared-Defined   02, 03 Sole
Yongye International Inc         COM          98607B 10 6     311    100,000 SH       Shared-Defined   01, 03 Sole
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